UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09375
                                   811-09633

Name of Fund: BlackRock Global Financial Services Fund, Inc. and Global
              Financial Services Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 04/01/2008 - 06/30/2008

Item 1 -    Schedule of Investments

BlackRock Global Financial Services Fund, Inc.
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

--------------------------------------------------------------------------------------------------------------------------
     Beneficial
       Interest
           (000)        Mutual Fund                                                                               Value
--------------------------------------------------------------------------------------------------------------------------
     $   88,001         Global Financial Services Portfolio of Global Financial Services Master LLC          $ 136,326,080
--------------------------------------------------------------------------------------------------------------------------
                        Total Investments (Cost - $1,816,728,670) - 100.1%                                     136,326,080

                        Liabilities in Excess of Other Assets - (0.1%)                                            (112,271)
                                                                                                             -------------
                        Net Assets - 100.0%                                                                  $ 136,213,809
                                                                                                             =============

Global Financial Services Portfolio of Global Financial Services Master LLC Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

--------------------------------------------------------------------------------------------------------------------------------
Industry                                       Common Stocks                                           Shares           Value
--------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.1%
Commercial Banks - 1.1%                        KBC Bancassurance Holding                                13,800      $  1,525,475
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in Belgium                                          1,525,475
--------------------------------------------------------------------------------------------------------------------------------
Bermuda - 1.1%
Insurance - 1.1%                               RenaissanceRe Holdings Ltd.                              35,000         1,563,450
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in Bermuda                                          1,563,450
--------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.5%
Commercial Banks - 0.5%                        Uniao de Bancos Brasileiros SA (a)                        5,000           634,650
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in Brazil                                             634,650
--------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 2.4%
Insurance - 2.4%                               ACE Ltd.                                                 60,600         3,338,454
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in the Cayman Islands                               3,338,454
--------------------------------------------------------------------------------------------------------------------------------
China - 1.4%
Commercial Banks - 0.7%                        China Merchants Bank Co. Ltd.                           309,900           975,970
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.7%    Guangzhou R&F Properties Co. Ltd.                       509,700           952,381
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in China                                            1,928,351
--------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.0%
Commercial Banks - 1.0%                        Danske Bank A/S                                          48,700         1,402,304
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in Denmark                                          1,402,304
--------------------------------------------------------------------------------------------------------------------------------
Egypt - 0.6%
Commercial Banks - 0.6%                        Commercial International Bank                            55,100           884,620
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in Egypt                                              884,620
--------------------------------------------------------------------------------------------------------------------------------
France - 5.7%
Commercial Banks - 3.1%                        BNP Paribas SA                                           47,000         4,230,807
--------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.6%                               AXA SA                                                  121,900         3,591,896
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in France                                           7,822,703
--------------------------------------------------------------------------------------------------------------------------------
Germany - 4.7%
Commercial Banks - 1.4%                        Deutsche Postbank AG                                     22,100         1,942,903
--------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.3%                               Allianz AG Registered Shares                             17,100         3,007,952
                                               Hannover Rueckversicherung AG
                                               Registered Shares                                        30,100         1,482,672
                                                                                                                    ------------
                                                                                                                       4,490,624
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in Germany                                          6,433,527
--------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.8%
Commercial Banks - 1.0%                        Industrial & Commercial Bank of China                 2,017,700         1,379,555
--------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.0%                               Ping An Insurance Group Co. of China Ltd.               174,400         1,299,795
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.8%    China Resources Land Ltd.                               760,000         1,055,327
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in Hong Kong                                        3,734,677
--------------------------------------------------------------------------------------------------------------------------------

Global Financial Services Portfolio of Global Financial Services Master LLC Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

--------------------------------------------------------------------------------------------------------------------------------
Industry                                       Common Stocks                                           Shares           Value
--------------------------------------------------------------------------------------------------------------------------------
India - 1.4%
Commercial Banks - 0.7%                        HDFC Bank Ltd.                                           43,600      $  1,021,247
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.7%          Infrastructure Development Finance Co. Ltd.             390,400           941,085
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in India                                            1,962,332
--------------------------------------------------------------------------------------------------------------------------------
Indonesia - 1.3%
Commercial Banks - 1.3%                        Bank Central Asia Tbk PT                              1,987,400           535,170
                                               Bank Mandiri Persero Tbk PT                           2,118,600           599,371
                                               Bank Rakyat Indonesia Tbk PT                          1,098,400           610,197
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in Indonesia                                        1,744,738
--------------------------------------------------------------------------------------------------------------------------------
Italy - 2.6%
Commercial Banks - 2.6%                        Unicredit SpA                                           582,500         3,543,724
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in Italy                                            3,543,724
--------------------------------------------------------------------------------------------------------------------------------
Japan - 7.7%
Capital Markets - 1.5%                         Nomura Holdings, Inc.                                   135,300         2,003,572
--------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.5%                        Mitsubishi UFJ Financial Group, Inc.                    252,300         2,229,687
                                               Sumitomo Mitsui Financial Group, Inc.                       515         3,872,907
                                                                                                                    ------------
                                                                                                                       6,102,594
--------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.2%                               Millea Holdings, Inc.                                    42,100         1,640,852
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.5%    Sumitomo Real Estate Sales                               16,700           648,762
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in Japan                                           10,395,780
--------------------------------------------------------------------------------------------------------------------------------
Malaysia - 2.0%
Commercial Banks - 1.0%                        Public Bank Bhd                                         404,800         1,289,904
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.0%          AMMB Holdings Bhd                                     1,448,750         1,412,866
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in Malaysia                                         2,702,770
--------------------------------------------------------------------------------------------------------------------------------
Netherlands - 1.7%
Diversified Financial Services - 1.7%          ING Groep NV CVA                                         74,300         2,349,197
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in the Netherlands                                  2,349,197
--------------------------------------------------------------------------------------------------------------------------------
Singapore - 2.1%
Commercial Banks - 2.1%                        DBS Group Holdings Ltd.                                 104,000         1,446,949
                                               United Overseas Bank Ltd.                               103,500         1,420,878
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in Singapore                                        2,867,827
--------------------------------------------------------------------------------------------------------------------------------
South Korea - 3.4%
Commercial Banks - 1.9%                        Daegu Bank                                               66,100           878,115
                                               Kookmin Bank                                             13,500           793,428
                                               Shinhan Financial Group Co. Ltd.                         18,700           842,271
                                                                                                                    ------------
                                                                                                                       2,513,814
--------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.5%                               Dongbu Insurance Co., Ltd.                               15,500           568,457
                                               Korean Reinsurance Co.                                   54,545           627,212
                                               Samsung Fire & Marine Insurance Co. Ltd.                  4,200           877,206
                                                                                                                    ------------
                                                                                                                       2,072,875
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in South Korea                                      4,586,689
--------------------------------------------------------------------------------------------------------------------------------

Global Financial Services Portfolio of Global Financial Services Master LLC Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

--------------------------------------------------------------------------------------------------------------------------------
Industry                                       Common Stocks                                           Shares           Value
--------------------------------------------------------------------------------------------------------------------------------
Spain - 3.9%
Commercial Banks - 3.9%                        Banco Santander SA                                      291,400      $  5,316,341
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in Spain                                            5,316,341
--------------------------------------------------------------------------------------------------------------------------------
Switzerland - 1.7%
Capital Markets - 1.7%                         Julius Baer Holding AG Class B                           33,800         2,266,729
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in Switzerland                                      2,266,729
--------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.9%
Commercial Banks - 0.5%                        SinoPac Financial Holdings Co., Ltd.                  1,507,000           652,220
--------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                               Cathay Financial Holding Co., Ltd.                      247,000           536,575
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in Taiwan                                           1,188,795
--------------------------------------------------------------------------------------------------------------------------------
Thailand - 1.7%
Commercial Banks - 1.7%                        Bangkok Bank Pcl Foreign Shares                         416,100         1,495,302
                                               Siam Commercial Bank Pcl                                341,400           791,341
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in Thailand                                         2,286,643
--------------------------------------------------------------------------------------------------------------------------------
Turkey - 0.4%
Commercial Banks - 0.4%                        Akbank T.A.S.                                           155,383           539,348
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in Turkey                                             539,348
--------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 5.8%
Commercial Banks - 5.8%                        HSBC Holdings Plc                                       220,300         3,392,074
                                               Lloyds TSB Group Plc                                    220,500         1,352,823
                                               Standard Chartered Plc                                  110,600         3,132,128
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in the United Kingdom                               7,877,025
--------------------------------------------------------------------------------------------------------------------------------
United States - 33.3%
Capital Markets - 9.0%                         Affiliated Managers Group, Inc. (b)                      21,500         1,936,290
                                               The Bank of New York Mellon Corp.                       103,700         3,922,971
                                               Franklin Resources, Inc.                                 19,100         1,750,515
                                               The Goldman Sachs Group, Inc.                            18,000         3,148,200
                                               Lehman Brothers Holdings, Inc.                           73,800         1,461,978
                                                                                                                    ------------
                                                                                                                      12,219,954
--------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.8%                        Wachovia Corp. (c)                                       72,256         1,122,136
--------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.5%                        American Express Co.                                     52,865         1,991,425
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 7.3%          Bank of America Corp.                                   157,668         3,763,535
                                               Citigroup, Inc.                                          29,719           498,090
                                               JPMorgan Chase & Co.                                    165,075         5,663,723
                                                                                                                    ------------
                                                                                                                       9,925,348
--------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.9%                             Visa, Inc. Class A                                       32,600         2,650,706
--------------------------------------------------------------------------------------------------------------------------------
Insurance - 8.9%                               American International Group, Inc.                      123,932         3,279,241
                                               Hartford Financial Services Group, Inc.                  31,211         2,015,294
                                               MetLife, Inc.                                            43,400         2,290,218
                                               Prudential Financial, Inc.                               31,524         1,883,244
                                               The Travelers Cos., Inc.                                 62,600         2,716,840
                                                                                                                    ------------
                                                                                                                      12,184,837
--------------------------------------------------------------------------------------------------------------------------------

Global Financial Services Portfolio of Global Financial Services Master LLC Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

--------------------------------------------------------------------------------------------------------------------------------
Industry                                       Common Stocks                                           Shares           Value
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 2.8%   Boston Properties, Inc.                                  20,800      $  1,876,576
                                               ProLogis                                                 35,000         1,902,250
                                                                                                                    ------------
                                                                                                                       3,778,826
--------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.1%              Fannie Mae                                               77,600         1,513,976
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks in the United States                               45,387,208
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks
                                               (Cost - $147,197,617) - 91.2%                                         124,283,357
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Beneficial
                                                                                                    Interest
                                               Short-Term Securities                                  (000)
--------------------------------------------------------------------------------------------------------------------------------
United States - 10.0%                          BlackRock Liquidity Series, LLC Cash Sweep
                                               Series, 2.56% (d)(e)                                 $  12,627         12,627,309
                                               BlackRock Liquidity Series, LLC Money Market
                                               Series, 2.70% (d)(e)(f)                                  1,173          1,173,000
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Short-Term Securities
                                               (Cost - $13,800,309) - 10.1%                                           13,800,309
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments
                                               (Cost - $160,997,926*) - 101.3%                                       138,083,666

                                               Liabilities in Excess of Other
                                               Assets - (1.3%)                                                        (1,757,586)
                                                                                                                    ------------
                                               Net Assets - 100.0%                                                  $136,326,080
                                                                                                                    ============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 161,353,302
                                                                  =============
      Gross unrealized appreciation                               $   5,353,479
      Gross unrealized depreciation                                 (28,623,115)
                                                                  -------------
      Net unrealized depreciation                                 $ (23,269,636)
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.
(c)   Security, or a portion of security, is on loan.
(d) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------
                                                                 Net
                                                              Activity  Interest
      Affiliate                                                (000)     Income
      -------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series       $ 8,058  $252,918
      BlackRock Liquidity Series, LLC Money Market Series     $ (102)  $  4,257
      -------------------------------------------------------------------------

(e)   Represents the current yield as of report date.
(f)   Security was purchased with the cash proceeds from securities loans.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of BlackRock Global Financial
    Services Fund, Inc. and Global Financial Services Master LLC

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
    -------------------
    Chief Executive Officer (principal executive officer) of
    BlackRock Global Financial Services Fund, Inc. and Global
    Financial Services Master LLC

Date: August 22, 2008

By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Global Financial Services Fund, Inc. and Global
    Financial Services Master LLC

Date: August 22, 2008